Investor A Institutional [Member] Expense Example - Investor A, Institutional - iShares Russell 2000 Small-Cap Index Fund	Dec. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	514
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	41
Expense Example, with Redemption, 5 Years	72
Expense Example, with Redemption, 10 Years	$ 165